LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
LOANS

Note 3 – Loans

Loans consisted of the following at March 31, 2019 and December 31, 2018:

	March 31,	December 31,
(In thousands)	2019	2018

Commercial real estate	$373,435	$364,867
Commercial	382,550	361,782
Residential real estate	54,898	57,361
Construction and land development	42,441	44,606
Consumer	19,310	19,815
	872,634	848,431
Allowance for loan losses	(11,857)	(11,680)
Deferred loan fees, net	(1,508)	(1,223)
Net loans	$859,269	$835,528

The following tables set forth information regarding the activity in the allowance for loan losses by portfolio segment for the three months ended March 31, 2019 and 2018:

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total

Allowance for loan losses:

Balance at December 31, 2018	$4,152	$5,742	$251	$738	$710	$87	$11,680
Charge-offs	-	(1,033)	-	-	(281)	-	(1,314)
Recoveries	-	10	-	-	19	-	29
Provision (credit)	95	1,027	(11)	(4)	364	(9)	1,462
Balance at March 31, 2019	$4,247	$5,746	$240	$734	$812	$78	$11,857

Balance at December 31, 2017	$4,483	$3,280	$300	$965	$649	$80	$9,757
Charge-offs	-	(20)	-	-	(166)	-	(186)
Recoveries	-	1	-	-	8	-	9
Provision (credit)	124	407	(8)	(26)	187	(28)	656
Balance at March 31, 2018	$4,607	$3,668	$292	$939	$678	$52	$10,236

The following table sets forth information regarding the allowance for loan losses and related loan balances by segment at March 31, 2019 and December 31, 2018:

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total

March 31, 2019
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$-	$886	$-	$-	$-	$-	$886
Ending balance:
Collectively evaluated for impairment	4,247	4,860	240	734	812	78	10,971
Total allowance for loan losses ending balance	$4,247	$5,746	$240	$734	$812	$78	$11,857

Loans:
Ending balance:
Individually evaluated for impairment	$1,838	$7,328	$383	$-	$-		$9,549
Ending balance:
Collectively evaluated for impairment	371,597	375,222	54,515	42,441	19,310		863,085
Total loans ending balance	$373,435	$382,550	$54,898	$42,441	$19,310		$872,634

December 31, 2018
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$62	$1,039	$-	$-	$-	$-	$1,101
Ending balance:
Collectively evaluated for impairment	4,090	4,703	251	738	710	87	10,579
Total allowance for loan losses ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Loans:
Ending balance:
Individually evaluated for impairment	$1,853	$5,291	$388	$-	$-		$7,532
Ending balance:
Collectively evaluated for impairment	363,014	356,491	56,973	44,606	19,815		840,899
Total loans ending balance	$364,867	$361,782	$57,361	$44,606	$19,815		$848,431

At March 31, 2019 and December 31, 2018, loans with an aggregate principal balance of $423.2 million and $393.8 million, respectively, were pledged to secure possible borrowings from the Federal Reserve Bank.

The following tables set forth information regarding non-accrual loans and past-due loans by portfolio segment at March 31, 2019 and December 31, 2018:

							90 Days
			90 Days	Total			or More
	30 - 59	60 - 89	or More	Past	Total	Total	Past Due	Nonaccrual
(In thousands)	Days	Days	Past Due	Due	Current	Loans	and Accruing	Loans

March 31, 2019
Commercial real estate	$-	$-	$519	$519	$372,916	$373,435	$-	$519
Commercial	131	-	1,861	1,992	380,558	382,550	-	6,919
Residential real estate	227	358	29	614	54,284	54,898	-	822
Construction and land development	-	-	-	-	42,441	42,441	-	-
Consumer	30	85	114	229	19,081	19,310	-	115
Total	$388	$443	$2,523	$3,354	$869,280	$872,634	$-	$8,375

December 31, 2018
Commercial real estate	$742	$-	$519	$1,261	$363,606	$364,867	$-	$519
Commercial	40	-	3,167	3,207	358,575	361,782	-	4,830
Residential real estate	321	223	30	574	56,787	57,361	-	850
Construction and land development	-	-	-	-	44,606	44,606	-	-
Consumer	62	46	59	167	19,648	19,815	-	62
Total	$1,165	$269	$3,775	$5,209	$843,222	$848,431	$-	$6,261

Information about the Company’s impaired loans by portfolio segment was as follows at March 31, 2019 and December 31, 2018:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

March 31, 2019
With no related allowance recorded:
Commercial real estate	$1,838	$1,838	$-	$1,846	$21
Commercial	1,966	1,986	-	2,020	6
Residential real estate	383	383	-	386	5
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$4,187	$4,207	$-	$4,252	$32

With an allowance recorded:
Commercial real estate	$-	$-	$-	$-	$-
Commercial	5,362	5,385	886	5,369	-
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$5,362	$5,385	$886	$5,369	$-

Total
Commercial real estate	$1,838	$1,838	$-	$1,846	$21
Commercial	7,328	7,371	886	7,389	6
Residential real estate	383	383	-	386	5
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$9,549	$9,592	$886	$9,621	$32

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2018
With no related allowance recorded:
Commercial real estate	$1,334	$1,334	$-	$5,614	$69
Commercial	4,050	4,110	-	4,894	38
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$5,772	$5,832	$-	$10,904	$127

With an allowance recorded:
Commercial real estate	$519	$519	$62	$519	$-
Commercial	1,241	1,267	1,039	1,695	52
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$1,760	$1,786	$1,101	$2,214	$52

Total
Commercial real estate	$1,853	$1,853	$62	$6,133	$69
Commercial	5,291	5,377	1,039	6,589	90
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$7,532	$7,618	$1,101	$13,118	$179

The following summarizes troubled debt restructurings entered into during the three months ended March 31, 2019:

(Dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

March 31, 2019
Troubled debt restructurings:
Commercial	1	$1,963	$1,963
	1	$1,963	$1,963

In the three months ended March 31, 2019, the Company approved one troubled debt restructuring totaling $2.0 million. This commercial loan was placed on an extended 12-month interest-only period with re-amortization to follow. An impairment analysis was performed and a specific reserve of $100,000 was allocated to this relationship.

There were no troubled debt restructurings entered into during the year ended December 31, 2018.

At March 31, 2019, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

Credit Quality Information

The Company utilizes a seven grade internal loan rating system for commercial real estate, construction and land development, and commercial loans as follows:

Loans rated 1-3: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 4: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 5: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 6: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 7: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and land development, and commercial loans.

For residential real estate and consumer loans, the Company initially assesses credit quality based upon the borrower’s ability to pay and rates such loans as pass. Subsequent risk rating downgrades are based upon the borrower’s payment activity. All other residential and consumer loans are not formally rated. The following tables present the Company’s loans by risk rating and portfolio segment at March 31, 2019 and December 31, 2018:

				Construction
(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	and Land Development	Consumer	Total

March 31, 2019
Grade:
Pass	$349,204	$363,366	$-	$42,441	$-	$755,011
Special mention	22,321	11,040	-	-	-	33,361
Substandard	1,910	8,144	561	-	-	10,615
Not formally rated	-	-	54,337	-	19,310	73,647
Total	$373,435	$382,550	$54,898	$42,441	$19,310	$872,634

December 31, 2018
Grade:
Pass	$356,415	$339,079	$-	$44,606	$-	$740,100
Special mention	6,531	11,339	-	-	-	17,870
Substandard	1,921	10,447	571	-	-	12,939
Doubtful	-	917	-	-	-	917
Not formally rated	-	-	56,790	-	19,815	76,605
Total	$364,867	$361,782	$57,361	$44,606	$19,815	$848,431

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were $18.6 million and $18.8 million at March 31, 2019 and December 31, 2018, respectively.

Note 4 – Loans

Loans consisted of the following at December 31, 2018 and 2017:

(In thousands)	2018	2017

Commercial real estate	$364,867	$371,510
Commercial	361,782	240,223
Residential real estate	57,361	67,724
Construction and land development	44,606	55,828
Consumer	19,815	17,455
	848,431	752,740
Allowance for loan losses	(11,680)	(9,757)
Deferred loan fees, net	(1,223)	(845)
Net loans	$835,528	$742,138

 The following tables set forth information regarding the allowance for loans and impaired loans by portfolio segment as of and for the years ended December 31, 2018 and 2017:

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total
December 31, 2018
Allowance for loan losses:
Beginning balance	$4,483	$3,280	$300	$965	$649	$80	$9,757
Charge-offs	(670)	(190)	-	-	(699)	-	(1,559)
Recoveries	-	87	2	-	64	-	153
Provision (credit)	339	2,565	(51)	(227)	696	7	3,329
Ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Ending balance:
Individually evaluated for impairment	$62	$1,039	$-	$-	$-	$-	$1,101
Ending balance:
Collectively evaluated for impairment	4,090	4,703	251	738	710	87	10,579
Total allowance for loan losses ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Loans:
Ending balance:
Individually evaluated for impairment	$1,853	$5,291	$388	$-	$-		$7,532
Ending balance:
Collectively evaluated for impairment	363,014	356,491	56,973	44,606	19,815		840,899
Total loans ending balance	$364,867	$361,782	$57,361	$44,606	$19,815		$848,431

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total
December 31, 2017
Allowance for loan losses:
Beginning balance	$4,503	$2,513	$328	$882	$279	$85	$8,590
Charge-offs	(1,522)	(107)	-	-	(190)	-	(1,819)
Recoveries	-	45	-	-	12	-	57
Provision (credit)	1,502	829	(28)	83	548	(5)	2,929
Ending balance	$4,483	$3,280	$300	$965	$649	$80	$9,757

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated for impairment	4,483	3,280	300	965	649	80	9,757
Total allowance for loan losses ending balance	$4,483	$3,280	$300	$965	$649	$80	$9,757

Loans:
Ending balance:
Individually evaluated for impairment	$8,623	$3,202	$404	$-	$-		$12,229
Ending balance:
Collectively evaluated for impairment	362,887	237,021	67,320	55,828	17,455		740,511
Total loans ending balance	$371,510	$240,223	$67,724	$55,828	$17,455		$752,740

At December 31, 2018 and 2017, loans with an aggregate principal balance of $393.8 million and $357.1 million, respectively, were pledged to secure possible borrowings from the Federal Reserve Bank.

Certain directors and executive officers of the Company and companies in which they have significant ownership interests were customers of the Bank during 2018. The following is a summary of the loans to such persons and their companies at December 31, 2018 and 2017:

(In thousands)

Balance beginning January 1, 2017	$7,739
Effect of changes in composition of related parties	(85)
Advances	18,809
Principal payments	(4,190)
Ending balance, December 31, 2017	$22,273

Balance beginning January 1, 2018	$22,273
Effect of changes in composition of related parties	(339)
Advances	11
Principal payments	(9,988)
Ending balance, December 31, 2018	$11,957

The following tables set forth information regarding non-accrual loans and past-due loans by portfolio segment at December 31, 2018 and 2017:

							90 Days
			90 Days	Total			or More
	30 - 59	60 - 89	or More	Past	Total	Total	Past Due	Nonaccrual
(In thousands)	Days	Days	Past Due	Due	Current	Loans	and Accruing	Loans

December 31, 2018
Commercial real estate	$742	$-	$519	$1,261	$363,606	$364,867	$-	$519
Commercial	40	-	3,167	3,207	358,575	361,782	-	4,830
Residential real estate	321	223	30	574	56,787	57,361	-	850
Construction and land development	-	-	-	-	44,606	44,606	-	-
Consumer	62	46	59	167	19,648	19,815	-	62
Total	$1,165	$269	$3,775	$5,209	$843,222	$848,431	$-	$6,261

December 31, 2017
Commercial real estate	$-	$3,669	$-	$3,669	$367,841	$371,510	$-	$7,102
Commercial	12	-	-	12	240,211	240,223	-	1,505
Residential real estate	699	178	81	958	66,766	67,724	-	364
Construction and land development	-	-	-	-	55,828	55,828	-	-
Consumer	63	45	60	168	17,287	17,455	-	62
Total	$774	$3,892	$141	$4,807	$747,933	$752,740	$-	$9,033

 Information about the Company’s impaired loans by portfolio segment was as follows at December 31, 2018 and 2017:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2018
With no related allowance recorded:
Commercial real estate	$1,334	$1,334	$-	$5,614	$69
Commercial	4,050	4,110	-	4,894	38
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$5,772	$5,832	$-	$10,904	$127

With an allowance recorded:
Commercial real estate	$519	$519	$62	$519	$-
Commercial	1,241	1,267	1,039	1,695	52
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$1,760	$1,786	$1,101	$2,214	$52

Total
Commercial real estate	$1,853	$1,853	$62	$6,133	$69
Commercial	5,291	5,377	1,039	6,589	90
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$7,532	$7,618	$1,101	$13,118	$179

There were no troubled debt restructurings entered into during the year ended December 31, 2018.

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2017
With no related allowance recorded:
Commercial real estate	$8,623	$10,139	$-	$4,562	$70
Commercial	3,202	3,202	-	2,054	123
Residential real estate	404	404	-	412	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$12,229	$13,745	$-	$7,028	$213

With an allowance recorded:
Commercial real estate	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Commercial real estate	$8,623	$10,139	$-	$4,562	$70
Commercial	3,202	3,202	-	2,054	123
Residential real estate	404	404	-	412	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$12,229	$13,745	$-	$7,028	$213

 The following summarizes troubled debt restructurings entered into during the year ended December 31, 2017:

(Dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Year-Ended December 31, 2017
Troubled debt restructurings:
Commercial	1	$249	$249
	1	$249	$249

In 2017, we approved one troubled debt restructure totaling $249,000, with no specific reserve required based on an analysis of the borrower’s collateral coverage. The term of this commercial loan was extended to a three-year term.

The loan modified as troubled debt restructuring during 2017 did not default during the one-year period after modification.

At December 31, 2018 and 2017, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

Credit Quality Information

The Company utilizes a seven grade internal loan rating system for commercial real estate, construction and land development, and commercial loans as follows:

Loans rated 1-3: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 4: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 5: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 6: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 7: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and land development, and commercial loans.

For residential real estate and consumer loans, the Company initially assesses credit quality based upon the borrower’s ability to pay and rates such loans as pass. Subsequent risk rating downgrades are based upon the borrower’s payment activity. All other residential and consumer loans are not formally rated.

The following tables present the Company’s loans by risk rating and portfolio segment at December 31, 2018 and 2017:

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Total

December 31, 2018
Grade:
Pass	$356,415	$339,079	$-	$44,606	$-	$740,100
Special mention	6,531	11,339	-	-	-	17,870
Substandard	1,921	10,447	571	-	-	12,939
Doubtful	-	917	-	-	-	917
Not formally rated	-	-	56,790	-	19,815	76,605
Total	$364,867	$361,782	$57,361	$44,606	$19,815	$848,431

December 31, 2017
Grade:
Pass	$355,623	$224,190	$-	$55,828	$-	$635,641
Special mention	6,852	9,155	-	-	-	16,007
Substandard	9,035	6,878	679	-	-	16,592
Not formally rated	-	-	67,045	-	17,455	84,500
Total	$371,510	$240,223	$67,724	$55,828	$17,455	$752,740

In 2017, the Bank had sold mortgage loans with servicing rights retained. The fair value of those servicing rights under GAAP was not material and was not recognized in the 2017 consolidated financial statements. In 2018, the Bank sold the servicing portfolio totaling $294,000.

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were $18.8 million and $15.6 million at December 31, 2018 and 2017, respectively.